Condensed Consolidated Balance Sheets (Parenthetical) $ in Thousands	Jun. 30, 2026 ₪ / shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares
Statement of Financial Position [Abstract]
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		240,000,000		240,000,000
Ordinary shares, shares issued		94,762,035		94,110,803
Ordinary shares, shares outstanding		91,280,512		90,629,280
Treasury stock, ordinary shares		3,481,523		3,481,523
Share-Based Payment Arrangement, Recognized Amount [Abstract]
Trade receivables, allowance for credit losses current | $		$ 13,626		$ 14,060